MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND           TWO WORLD TRADE CENTER,
INC.                                                    NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS APRIL 30, 1999

DEAR SHAREHOLDER:

Asian stock markets rose in the six months ended April 30, 1999, amid evidence of economic stability and signs of corporate restructuring, particularly in Japan and South Korea. A combination of domestic and global factors contributed to the fourth-quarter recovery in Asian markets, including easing of domestic monetary and fiscal policy, improved domestic liquidity from current-account surpluses, U.S. and European interest-rate cuts, corporate restructuring and strengthening of Asian currencies relative to the U.S. dollar. First-quarter market rises were more muted, but a rally in the Japanese market improved investor sentiment and encouraged international capital inflows into Asia. Positive factors contributing to market strength included falling domestic interest rates, government policy initiatives, exchange-rate stability and global reallocations of capital into the region.

JAPAN

The Japanese equity market rallied during the first quarter, particularly in March, as investors began reevaluating their allocation to Japanese equities. Government initiatives to inject public funds into the private sector helped improve sentiment toward the equity market. Full-scale restructuring efforts by companies such as NEC, Sony, Mitsubishi Chemical and numerous other leading private-sector companies were viewed positively, as shown by the record 1.8 trillion yen worth of equities purchased by foreign investors during March.

SOUTH KOREA

The South Korean equity market, which led the Asian markets over the last six months, showed the strongest signs of recovery from Asia's economic crisis. Korea aggressively implemented its IMF program in 1998, producing a sharp contraction in domestic consumption, investment and inventory levels. The contraction rapidly turned the current account from deficit to surplus, stabilizing and then strengthening the local currency. Consensus growth estimates for 1999 have moved up to

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1999, CONTINUED

the 3 to 4 percent range. Among the factors expected to fuel growth are a rebound in domestic consumption, government investment spending and inventory restocking.

HONG KONG

Hong Kong slightly underperformed most Asian markets during the last six months but did very well in March when it tracked the rally in Japan very closely. The economy remains weak, with rising unemployment, falling consumption, consumer price deflation, an arguably overvalued exchange rate and high real-interest rates. While revenue growth may be difficult to achieve in 1999, positives for the market include improved liquidity in the banking sector and a number of government stimulus measures announced as part of the new budget.

SINGAPORE

Singapore lagged other Asian markets in the first quarter of 1999, partially due to a 4.8 percent depreciation of the Singapore dollar relative to the U.S. dollar. On the positive side, the government's drive to cut the cost of doing business in Singapore and efforts by numerous companies to enhance returns on capital should bode well for the market going forward.

TAIWAN

Taiwan was one of the weaker Asian markets over the past six months. Taiwan's market is largely retail-driven and is strongly affected by investor sentiment, so reports of corporate financial distress hurt the market during this period. A financial support package introduced in February has alleviated some of the financial stress within the system and has significantly improved retail sentiment. A subsequent rally turned Taiwan from the worst- into the best-performing Asian market in the first quarter of 1999, largely based on rallies in financial, cyclical and semiconductor stocks.

AUSTRALIA

The Australian index returned 8.2 percent during the first quarter of 1999, during which higher-priced growth stocks began to lag the index and companies in the resource sector turned in superior performance. Certain other domestic cyclicals and banks also performed well during the period.

PERFORMANCE

For the six-month period ended April 30, 1999, Morgan Stanley Dean Witter Pacific Growth Fund's Class B shares posted a total return of 25.90 percent, compared to 31.93 percent for the Lipper Pacific Region Funds Average and 19.78 percent for the Morgan Stanley Capital International World

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1999, CONTINUED

Index. For the same period, the Fund's Class A, C and D shares produced total returns of 26.33 percent, 25.93 percent and 26.58 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Fund's underperformance during the period is attributable to several factors. Performance was negatively affected by the Fund's underweighting in Japan, coupled with an underweighting in financials in that market, a larger than average weighting in Australia and poor stock selection in Taiwan, where the Fund underweighted financials and overweighted electronics.

PORTFOLIO STRATEGY

Factors that are expected to drive equity performance in 1999 include improvements in domestic consumption in most Asian economies and the ability of companies to enhance their own performance through corporate restructuring. The region's markets have clearly rewarded companies that adopt Western-style restructuring with a focus on enhancing shareholder value, and we expect to see that trend continue for the balance of 1999. The Fund has invested in a number of companies in Taiwan, Korea and Singapore that may benefit from the emerging trend of Japanese companies following the American model of outsourcing production.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, is focusing more of its research time and company visits on companies that have the ability to implement sound restructuring programs or are sensitive to recoveries in domestic consumption. The sub-advisor does not believe that all of Asia's economic problems have been solved, but the trends have certainly improved. In the near term there will likely be some disappointments in Japan when restructuring erodes short-term profitability, but these expected short-term setbacks should give way to a positive long-term picture for the Japanese consumer technology industries.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1999, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]                     [SIGNATURE]
CHARLES A. FIUMEFREDDO                  MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                   PRESIDENT

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, BONDS, RIGHTS AND WARRANTS (98.8%)
                  AUSTRALIA (15.6%)
                  AIRLINES
        785,700   Quantas Airways Ltd.............................................................  $  2,156,597
                                                                                                    ------------
                  ALCOHOLIC BEVERAGES
      1,426,800   Foster's Brewing Group Ltd......................................................     4,159,766
                                                                                                    ------------
                  BEVERAGES - NON-ALCOHOLIC
        452,450   Coca-Cola Amatil Ltd............................................................     2,146,224
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
        169,000   Brambles Industries, Ltd........................................................     4,963,440
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
        187,400   Amp Ltd.........................................................................     2,187,653
                                                                                                    ------------
                  INTERNATIONAL BANKS
        582,650   National Australia Bank Ltd.....................................................    11,337,430
      1,205,300   Westpac Banking Corp., Ltd......................................................     9,196,331
                                                                                                    ------------
                                                                                                      20,533,761
                                                                                                    ------------
                  MEDIA CONGLOMERATES
        660,350   News Corporation Ltd............................................................     5,531,072
                                                                                                    ------------
                  OIL & GAS PRODUCTION
        486,600   Santos Ltd......................................................................     1,673,554
                                                                                                    ------------
                  OTHER METALS/MINERALS
        566,900   Broken Hill Proprietary Co., Ltd................................................     6,405,606
        586,250   Rio Tinto Ltd...................................................................     9,868,129
                                                                                                    ------------
                                                                                                      16,273,735
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
      1,663,850   Telstra Corp....................................................................     9,023,857
                                                                                                    ------------
                  PRECIOUS METALS
      1,830,800   Normandy Mining Ltd.............................................................     1,586,267
                                                                                                    ------------
                  REAL ESTATE
        321,400   Lend Lease Corporation Ltd......................................................     4,330,769
                                                                                                    ------------
                  TELECOMMUNICATIONS
        967,500   Cable & Wireless Optus Ltd.*....................................................     2,175,675
                                                                                                    ------------

                  TOTAL AUSTRALIA.................................................................    76,742,370
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------

                  CHINA (0.6%)
                  COAL MINING
      5,750,000   Yanzhou Coal Mining Co. Ltd.*...................................................  $  1,305,638
                                                                                                    ------------
                  ELECTRIC UTILITIES
      2,830,000   Huaneng Power International, Inc.*..............................................       958,425
                                                                                                    ------------
                  MUTUAL FUNDS
        100,000   Investment Co. of China* **.....................................................       550,000
                                                                                                    ------------

                  TOTAL CHINA.....................................................................     2,814,063
                                                                                                    ------------

                  HONG KONG (15.2%)
                  AIRLINES
      1,309,000   Cathay Pacific Airways, Ltd.....................................................     2,102,574
                                                                                                    ------------
                  BANKING
        329,800   Dao Heng Bank Group Ltd.........................................................     1,340,304
                                                                                                    ------------
                  BROADCASTING
      1,257,600   Television Broadcasts Ltd.++....................................................     5,110,876
                                                                                                    ------------
                  CELLULAR TELEPHONE
        785,900   China Telecom Ltd.*.............................................................     1,794,663
        604,000   SmarTone Telecommunications Holdings Ltd.++*....................................     2,092,298
                                                                                                    ------------
                                                                                                       3,886,961
                                                                                                    ------------
                  DIVERSIFIED FINANCIAL SERVICES
        790,000   Credit Lyonnais (Warrants due 10/13/99).........................................       504,515
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
        318,100   Johnson Electric Holdings Ltd...................................................       950,073
                                                                                                    ------------
                  FOOD CHAINS
        801,300   Dairy Farm International Holdings Ltd...........................................     1,185,924
                                                                                                    ------------
                  MARINE TRANSPORTATION
      1,229,900   Cosco Pacific Ltd...............................................................       833,051
                                                                                                    ------------
                  MULTI-LINE INSURANCE
      1,140,800   AXA China Region Ltd............................................................       868,368
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  MULTI-SECTOR COMPANIES
      1,442,900   Hutchison Whampoa, Ltd.++.......................................................  $ 12,937,885
        890,300   New World Development Co., Ltd..................................................     2,205,362
        524,800   Swire Pacific Ltd. (Class A)++..................................................     2,945,272
                                                                                                    ------------
                                                                                                      18,088,519
                                                                                                    ------------
                  NATURAL GAS
        212,740   Hong Kong & China Gas Co., Ltd..................................................       297,798
                                                                                                    ------------
                  PACKAGE GOODS/COSMETICS
      2,195,400   Hengan International Group Co. Ltd.*............................................       736,426
                                                                                                    ------------
                  REAL ESTATE
      1,018,400   Cheung Kong (Holdings) Ltd......................................................     9,262,960
      1,186,400   Sun Hung Kai Properties Ltd.....................................................    10,331,828
                                                                                                    ------------
                                                                                                      19,594,788
                                                                                                    ------------
                  TELECOMMUNICATIONS
      3,396,300   Hong Kong Telecommunications Ltd................................................     9,135,964
                                                                                                    ------------
                  UTILITIES
        825,800   CLP Holdings Ltd................................................................     4,421,455
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
        748,200   Citic Pacific Ltd...............................................................     2,027,119
      1,548,200   Li & Fung Ltd.++................................................................     3,795,097
                                                                                                    ------------
                                                                                                       5,822,216
                                                                                                    ------------
                  TOTAL HONG KONG.................................................................    74,879,812
                                                                                                    ------------
                  INDIA (3.7%)
                  ALUMINUM
          8,000   Hindalco Industries Ltd.*.......................................................       105,460
                                                                                                    ------------
                  COMPUTER HARDWARE
         60,000   HCL Infosystems Ltd.............................................................       593,560
                                                                                                    ------------
                  COMPUTER SOFTWARE & SERVICES
         22,500   NIIT Limited....................................................................       875,642
         72,000   Satyam Computer Service Ltd.....................................................     1,889,118
                                                                                                    ------------
                                                                                                       2,764,760
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE
         96,900   Aptech Limited..................................................................  $  1,876,505
         72,500   Leading Edge Systems Ltd........................................................       597,457
                                                                                                    ------------
                                                                                                       2,473,962
                                                                                                    ------------
                  CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
        275,000   Larsen & Toubro Ltd.............................................................     1,257,583
         39,600   Punjab Tractors Ltd.............................................................     1,214,286
                                                                                                    ------------
                                                                                                       2,471,869
                                                                                                    ------------
                  E.D.P. SERVICES
         18,700   Tata Infotech Limited...........................................................       618,330
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
         89,000   Bharat Heavy Electricals Ltd....................................................       375,852
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
        153,500   Digital Equipment (India) Ltd...................................................     1,473,758
                                                                                                    ------------
                  GENERIC DRUGS
         26,500   Dr. Reddy's Laboratories Ltd....................................................       544,097
                                                                                                    ------------
                  MOTOR VEHICLES
         57,000   Hero Honda Motors Ltd...........................................................     1,167,662
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
         90,400   Zee Telefilms Ltd...............................................................     2,590,511
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
         17,700   Pfizer Ltd......................................................................       424,845
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
         30,000   Videsh Sanchar Nigam Ltd........................................................       487,587
                                                                                                    ------------
                  PACKAGE GOODS/COSMETICS
         17,800   Hindustan Lever Ltd.............................................................       857,399
                                                                                                    ------------
                  SPECIALTY CHEMICALS
         49,200   Hoechst Marion Roussel Ltd......................................................       611,556
                                                                                                    ------------
                  TOBACCO
         34,000   ITC Ltd.*.......................................................................       759,883
                                                                                                    ------------

                  TOTAL INDIA.....................................................................    18,321,091
                                                                                                    ------------

                  INDONESIA (0.3%)
                  BUILDING MATERIALS
        415,100   PT Semen Gresik (Persero).......................................................       654,472
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  DEPARTMENT STORES
      1,775,000   PT Ramayana Lestari Sentosa.....................................................  $    672,098
                                                                                                    ------------
                  MUTUAL FUNDS
      2,500,000   Batavia Investment Fund Ltd.*...................................................       --
                                                                                                    ------------
                  TOTAL INDONESIA.................................................................     1,326,570
                                                                                                    ------------
                  JAPAN (34.2%)
                  BUILDING PRODUCTS
        328,000   Sanwa Shutter Corp..............................................................     1,715,481
    JPY  80,000 K Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)..................................       649,372
                                                                                                    ------------
                                                                                                       2,364,853
                                                                                                    ------------
                  CONSUMER ELECTRONICS/APPLIANCES
         63,000   Aiwa Co., Ltd...................................................................     1,792,469
         65,400   Rinnai Corp.....................................................................     1,376,410
         70,400   Sony Corp.......................................................................     6,568,703
                                                                                                    ------------
                                                                                                       9,737,582
                                                                                                    ------------
                  CONSUMER SPECIALTIES
        303,000   Casio Computers Co., Ltd........................................................     2,104,519
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
        673,000   Hitachi Ltd.....................................................................     4,910,929
         70,000   Kyocera Corp....................................................................     4,153,138
        276,000   Matsushita Electric Industrial Co., Ltd.........................................     5,242,845
        496,000   NEC Corp........................................................................     5,918,795
        954,000   Toshiba Corp....................................................................     6,386,611
                                                                                                    ------------
                                                                                                      26,612,318
                                                                                                    ------------
                  E.D.P. PERIPHERALS
        193,000   Mitsumi Electric Co., Ltd.......................................................     3,682,343
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
        600,000   Furukawa Electric Co............................................................     2,620,920
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
         63,000   TDK Corp........................................................................     4,760,586
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
        396,000   Fujitsu Ltd.....................................................................     6,776,736
                                                                                                    ------------
                  ELECTRONIC DISTRIBUTORS
         92,000   Ryosan Co., Ltd.................................................................     1,639,833
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
         60,000   Kyudenko Co. Ltd................................................................       364,519
                                                                                                    ------------
                  FINANCE COMPANIES
        154,000   Hitachi Credit Corp.............................................................     3,247,531
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  FOOD CHAINS
         54,100   Family Mart Co., Ltd............................................................  $  2,557,866
                                                                                                    ------------
                  HOME BUILDING
        296,000   Sekisui Chemical Co.............................................................     1,976,636
        267,000   Sekisui House Ltd...............................................................     2,987,272
                                                                                                    ------------
                                                                                                       4,963,908
                                                                                                    ------------
                  HOME FURNISHINGS
         20,000   Sangetsu Co., Ltd...............................................................       367,364
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
        245,000   Amada Co., Ltd..................................................................     1,537,657
        263,000   Daifuku Co., Ltd................................................................     1,771,674
        235,000   Daikin Industries, Ltd..........................................................     2,450,293
        137,000   Fuji Machine Manufacturing Co., Ltd.............................................     4,883,849
        307,000   Minebea Co., Ltd................................................................     2,967,238
    JPY  19,000 K Minebea Co., Ltd. 0.80% due 03/31/03 (Conv.)....................................       227,205
        735,000   Mitsubishi Heavy Industries Ltd.................................................     3,216,778
         80,000   Tsubakimoto Chain Co............................................................       257,741
                                                                                                    ------------
                                                                                                      17,312,435
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
        220,000   Fujitec Co., Ltd................................................................     2,025,105
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
        243,000   Sankyo Co., Ltd.................................................................     5,093,849
                                                                                                    ------------
                  MOTOR VEHICLES
      1,109,000   Nissan Motor Co., Ltd...........................................................     4,250,393
        200,000   Suzuki Motor Co., Ltd...........................................................     2,845,188
         68,000   Toyota Motor Corp...............................................................     1,929,038
                                                                                                    ------------
                                                                                                       9,024,619
                                                                                                    ------------
                  OFFICE EQUIPMENT/SUPPLIES
        203,000   Canon, Inc......................................................................     4,960,335
    JPY  91,000 K Canon, Inc. 1.20% due 12/20/05 (Conv.)..........................................     1,494,075
    JPY  45,000 K Canon, Inc. 1.30% due 12/19/08 (Conv.)..........................................       740,335
        143,000   Lintec Corp.....................................................................     1,599,925
        498,000   Ricoh Co., Ltd..................................................................     4,792,469
                                                                                                    ------------
                                                                                                      13,587,139
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
        109,000   Ono Pharmaceutical Co...........................................................     4,214,059
        161,000   Yamanouchi Pharmaceutical Co., Ltd..............................................     5,092,720
                                                                                                    ------------
                                                                                                       9,306,779
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  OTHER TELECOMMUNICATIONS
            494   Nippon Telegraph & Telephone Corp...............................................  $  5,374,059
                                                                                                    ------------
                  PHOTOGRAPHIC PRODUCTS
        122,000   Fuji Photo Film Co..............................................................     4,604,351
                                                                                                    ------------
                  POLLUTION CONTROL EQUIPMENT
        100,000   Kurita Water Industries Ltd.....................................................     1,606,694
                                                                                                    ------------
                  PRINTING/FORMS
        193,000   Dai Nippon Printing Co., Ltd....................................................     3,055,699
         15,000   Nissha Printing Co., Ltd........................................................       104,184
                                                                                                    ------------
                                                                                                       3,159,883
                                                                                                    ------------
                  REAL ESTATE
            770   Chubu Sekiwa Real Estate, Ltd...................................................         5,090
        270,000   Mitsubishi Estate Co., Ltd......................................................     2,758,745
                                                                                                    ------------
                                                                                                       2,763,835
                                                                                                    ------------
                  RECREATIONAL PRODUCTS/TOYS
         66,100   Nintendo Co., Ltd...............................................................     6,156,427
        240,000   Yamaha Corp.....................................................................     2,544,602
                                                                                                    ------------
                                                                                                       8,701,029
                                                                                                    ------------
                  SEMICONDUCTORS
         23,000   Rohm Co., Ltd...................................................................     2,771,548
                                                                                                    ------------
                  SPECIALTY CHEMICALS
        674,000   Daicel Chemical Industries, Ltd.................................................     2,312,469
        464,000   Kaneka Corp.....................................................................     3,746,946
        784,000   Mitsubishi Chemical Corp........................................................     2,420,887
        190,000   NIFCO Inc.......................................................................     1,640,837
        280,000   Shin-Etsu Polymer Co., Ltd......................................................     1,733,891
                                                                                                    ------------
                                                                                                      11,855,030
                                                                                                    ------------
                  TOTAL JAPAN.....................................................................   168,987,233
                                                                                                    ------------
                  MALAYSIA+ (3.5%)
                  ALCOHOLIC BEVERAGES
        519,000   Carlsberg Brewery (Malaysia) Berhad.............................................     1,476,055
                                                                                                    ------------
                  BANKING
      1,495,000   Commerce Asset Holdings Berhad..................................................     2,040,195
        977,000   Malayan Banking Berhad..........................................................     2,263,234

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
      1,526,000   Public Bank Berhad..............................................................  $    966,000
                                                                                                    ------------
                                                                                                       5,269,429
                                                                                                    ------------
                  MARINE TRANSPORTATION
        230,000   Malaysia International Shipping Corp............................................       319,151
        420,000   Malaysian International Shipping Berhad.........................................       577,982
                                                                                                    ------------
                                                                                                         897,133
                                                                                                    ------------
                  TELECOMMUNICATIONS
      2,363,000   Telekom Malaysia Berhad.........................................................     6,070,092
                                                                                                    ------------
                  TOBACCO
        526,200   Rothmans of Pall Mall (Malaysia) Berhad.........................................     3,318,922
                                                                                                    ------------

                  TOTAL MALAYSIA..................................................................    17,031,631
                                                                                                    ------------

                  NEW ZEALAND (0.7%)
                  AIRLINES
        755,800   Air New Zealand Ltd. (Class B)..................................................     1,584,345
                                                                                                    ------------
                  TELECOMMUNICATIONS
        378,600   Telecom Corporation of New Zealand Ltd..........................................     1,968,228
                                                                                                    ------------

                  TOTAL NEW ZEALAND...............................................................     3,552,573
                                                                                                    ------------

                  PHILIPPINES (0.7%)
                  ALCOHOLIC BEVERAGES
        552,600   San Miguel Corp. (Class B)......................................................     1,173,279
                                                                                                    ------------
                  BANKING
        211,300   Philippine National Bank*.......................................................       581,560
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
         56,070   Philippine Long Distance Telephone Co...........................................     1,807,761
                                                                                                    ------------

                  TOTAL PHILIPPINES...............................................................     3,562,600
                                                                                                    ------------

                  SINGAPORE (6.0%)
                  AEROSPACE
        980,000   Singapore Technologies Engineering Ltd..........................................     1,051,155
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
        969,900   Natsteel Electronics Ltd........................................................     3,258,151
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRONIC COMPONENTS
        679,100   Venture Manufacturing Ltd.......................................................  $  3,722,083
                                                                                                    ------------
                  INTERNATIONAL BANKS
      4,687,000   Deutsche Bank London (Warrants due 04/09/02)....................................     2,845,126
        444,200   Overseas Chinese Banking Corp., Ltd.............................................     4,162,411
        262,600   United Overseas Bank Ltd........................................................     2,027,381
                                                                                                    ------------
                                                                                                       9,034,918
                                                                                                    ------------
                  MARINE TRANSPORTATION
        315,600   Sembcorp Logistics Ltd..........................................................       758,868
                                                                                                    ------------
                  NEWSPAPERS
        211,099   Singapore Press Holdings Ltd....................................................     3,110,252
                                                                                                    ------------
                  PAPER
        179,000   Asia Pulp & Paper Co., Ltd. (ADR)*..............................................     1,879,500
                                                                                                    ------------
                  REAL ESTATE
        494,400   City Developments, Ltd..........................................................     3,292,503
        228,000   Parkway Holdings Ltd............................................................       553,607
                                                                                                    ------------
                                                                                                       3,846,110
                                                                                                    ------------
                  TEXTILES
$         1,690 K Finlayson Global Corp. Ltd. 0.00% due 02/19/04..................................     2,062,814
                                                                                                    ------------
                  TOBACCO
        173,400   Rothmans Industries Ltd.........................................................       909,512
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    29,633,363
                                                                                                    ------------

                  SOUTH KOREA (8.7%)
                  BANKING
         88,040   Hana Bank.......................................................................     1,147,704
         40,650   Kookmin Bank....................................................................       553,852
         24,000   Kookmin Bank (GDR)..............................................................       333,000
                                                                                                    ------------
                                                                                                       2,034,556
                                                                                                    ------------
                  CELLULAR TELEPHONE
          2,155   SK Telecom Co. Ltd..............................................................     2,266,254
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
         56,000   LG Electronics..................................................................       927,838
              1   LG Information & Communication Ltd..............................................            47
         99,823   Samsung Electronics Co..........................................................     7,673,526
                                                                                                    ------------
                                                                                                       8,601,411
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED FINANCIAL SERVICES
        138,430   Sangyong Investment & Securities Co., Ltd.......................................  $  1,629,958
                                                                                                    ------------
                  ELECTRIC UTILITIES
        291,500   Korea Electric Power Corp. (ADR)................................................     4,809,750
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
         33,610   Daeduck Electronics Co..........................................................       353,343
         81,340   Samsung Electro-Mechanics Co....................................................     1,915,492
                                                                                                    ------------
                                                                                                       2,268,835
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
         29,800   Hankuk Glass Industry Co. Ltd...................................................       713,045
                                                                                                    ------------
                  INTERNATIONAL BANKS
         76,880   Housing & Commercial Bank, Korea*...............................................     1,810,463
         13,800   Housing & Commercial Bank (GDR).................................................       337,755
         73,730   Koram Bank......................................................................       806,131
                                                                                                    ------------
                                                                                                       2,954,349
                                                                                                    ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES
         66,840   Daewoo Securities Co............................................................     1,649,919
         63,420   L.G. Securities Co..............................................................     1,600,168
                                                                                                    ------------
                                                                                                       3,250,087
                                                                                                    ------------
                  MAJOR CHEMICALS
         58,580   L.G. Chemical Ltd...............................................................     1,010,000
                                                                                                    ------------
                  OIL REFINING/MARKETING
         59,700   SK Corp.........................................................................     1,255,257
                                                                                                    ------------
                  PAINTS/COATINGS
         16,810   Korea Chemical..................................................................     1,159,310
                                                                                                    ------------
                  PAPER
         60,050   Hansol Paper Co.................................................................     1,010,093
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
          3,940   Samsung Fire & Marine Insurance.................................................     1,822,540
                                                                                                    ------------
                  STEEL/IRON ORE
         51,605   Pohang Iron & Steel Co., Ltd....................................................     4,392,501
                                                                                                    ------------
                  TELECOMMUNICATIONS
         74,630   Korea Telecom Corp..............................................................     3,862,264
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................    43,040,210
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  TAIWAN (8.2%)
                  BUILDING MATERIALS
        289,000   Asia Cement Corp................................................................  $    270,027
                                                                                                    ------------
                  COMPUTER HARDWARE
        258,000   Asustek Computer Inc............................................................     2,694,229
$         2,100 K Compal Electronics 1.00% due 11/21/03 (Conv.)...................................     5,285,910
                                                                                                    ------------
                                                                                                       7,980,139
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
        368,000   Compeq Manufacturing Co., Ltd.*.................................................     1,741,679
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
        686,000   Hon Hai Precision Industry*.....................................................     3,728,489
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        595,000   CTCI Corp.*.....................................................................       752,153
                                                                                                    ------------
                  INTERNATIONAL BANKS
      1,205,000   E. Sun Commercial Bank*.........................................................       750,595
      4,485,000   Far Eastern International Bank*.................................................     1,972,031
        512,000   First Commercial Bank...........................................................       852,031
        495,000   Hua Nan Commercial Bank.........................................................       831,298
        883,000   International Commercial Bank of China*.........................................     1,105,435
                                                                                                    ------------
                                                                                                       5,511,390
                                                                                                    ------------
                  LIFE INSURANCE
        272,820   Cathay Life Insurance Co., Ltd..................................................       974,655
                                                                                                    ------------
                  MARINE TRANSPORTATION
        391,000   Yang Ming Marine Transport*.....................................................       276,983
                                                                                                    ------------
                  MUTUAL FUNDS
            730   Taipei Fund*....................................................................     6,263,400
                                                                                                    ------------
                  SEMICONDUCTORS
        736,848   Siliconware Precision Industries Co.*...........................................     1,316,202
      1,824,125   Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*.............................     6,154,681
        743,000   United Microelectronics Corp., Ltd.*............................................     1,157,038
                                                                                                    ------------
                                                                                                       8,627,921
                                                                                                    ------------
                  SPECIALTY CHEMICALS
        488,000   Nan Ya Plastic*.................................................................       774,840
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  STEEL/IRON ORE
      2,441,800   China Steel Corp................................................................  $  1,938,528
         46,800   China Steel Corp. (GDS).........................................................       740,610
                                                                                                    ------------
                                                                                                       2,679,138
                                                                                                    ------------
                  TEXTILES
        813,000   Far East Textile Ltd............................................................     1,089,792
                                                                                                    ------------

                  TOTAL TAIWAN....................................................................    40,670,606
                                                                                                    ------------

                  THAILAND (1.4%)
                  BUILDING MATERIALS
        103,600   Siam City Cement Co. PCL*.......................................................       365,319
         72,733   Siam City Cement Co. PCL (Rights)*..............................................       139,005
                                                                                                    ------------
                                                                                                         504,324
                                                                                                    ------------
                  BUILDING MATERIALS/DIY CHAINS
         31,000   Siam Cement Co., Ltd.*..........................................................       914,562
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
        149,500   Delta Electronics, Inc..........................................................       696,191
          7,475   Delta Electronics, Inc. (Rights)*...............................................         2,616
                                                                                                    ------------
                                                                                                         698,807
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
         90,400   Shinawatra Computer PCL*........................................................       326,073
                                                                                                    ------------
                  INTERNATIONAL BANKS
         89,900   Siam Commercial Bank PCL*.......................................................        92,562
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
        312,600   BEC World PCL...................................................................     1,674,493
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
        160,600   Advanced Info Service PCL.......................................................     1,703,268
                                                                                                    ------------
                  REAL ESTATE
      3,287,500   Golden Land Property Development Company Ltd.*..................................     1,123,856
                                                                                                    ------------

                  TOTAL THAILAND..................................................................     7,037,945
                                                                                                    ------------

                  TOTAL COMMON STOCKS, BONDS, RIGHTS, AND WARRANTS
                  (IDENTIFIED COST $411,788,802)..................................................   487,600,067
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT (a) (0.1%)
                  COMMERCIAL PAPER
                  DIVERSIFIED FINANCIAL SERVICES
$           350   General Electric Capital Corp. 4.81% due 06/07/99 (AMORTIZED COST $348,270).....  $    348,270
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $412,137,072) (b)........................................................   98.9 %   487,948,337
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    1.1       5,560,831
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 493,509,168
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 K   In thousands.
 *   Non-income producing security.
** Partially paid shares. Resale is restricted to qualified institutional investors.
 + Securities deemed illiquid. The Malaysian Government subjects the proceeds on sales of securities denominated in Malaysian ringgits to a graduated exit tax.
++ Some or all of these securities are segregated in connection with open forward foreign currency contracts.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $88,516,081 and the aggregate gross unrealized depreciation is $12,704,816, resulting in net unrealized appreciation of $75,811,265.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1999:

                                                                                       UNREALIZED
                                                IN                                    APPRECIATION/
         CONTRACTS TO RECEIVE              EXCHANGE FOR         DELIVERY DATE        (DEPRECIATION)
                  --------------------------------------------------------------------
  $        442,034                           HKD 3,426,207              05/03/99         $--
  IDR  591,705,233                        $         69,694              05/03/99             3,764
  IDR 1,456,789,435                       $        177,441              05/04/99             3,414
  $      9,958,341                          HKD 80,800,000              06/10/99          (465,370)
                                                                                        ----------
        Net unrealized depreciation.............................................         $(458,192)
                                                                                        ----------
                                                                                        ----------

CURRENCY ABBREVIATIONS:
-------------------

HKD        Hong Kong Dollar.
IDR        Indonesian Rupiah.
JPY        Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 1999 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace.........................................................................  $  1,051,155       0.2  %
Airlines..........................................................................     5,843,516       1.2
Alcoholic Beverages...............................................................     6,809,100       1.4
Aluminum..........................................................................       105,460       0.0
Banking...........................................................................     9,563,604       1.9
Beverages - Non-Alcoholic.........................................................     2,146,224       0.4
Broadcasting......................................................................     5,110,876       1.0
Building Materials................................................................     1,428,823       0.3
Building Materials/DIY Chains.....................................................       914,562       0.2
Building Products.................................................................     2,364,853       0.5
Cellular Telephone................................................................     6,153,215       1.2
Coal Mining.......................................................................     1,305,638       0.3
Computer Hardware.................................................................     8,573,699       1.7
Computer Software & Services......................................................     2,764,760       0.6
Computer Software.................................................................     2,473,962       0.5
Construction/Agricultural Equipment/Trucks........................................     2,471,869       0.5
Consumer Electronics/Appliances...................................................     9,737,582       2.0
Consumer Specialties..............................................................     2,104,519       0.4
Department Stores.................................................................       672,098       0.1
Diversified Commercial Services...................................................     4,963,440       1.0
Diversified Electronic Products...................................................    38,471,880       7.8
Diversified Financial Services....................................................     2,482,743       0.5
Diversified Manufacturing.........................................................       950,073       0.2
E.D.P. Peripherals................................................................     3,682,343       0.7
E.D.P. Services...................................................................       618,330       0.1
Electric Utilities................................................................     5,768,175       1.2
Electrical Products...............................................................     2,996,772       0.6
Electronic Components.............................................................    15,379,643       3.1
Electronic Data Processing........................................................    12,305,056       2.5
Electronic Distributors...........................................................     1,639,833       0.3
Engineering & Construction........................................................     1,116,672       0.2
Finance Companies.................................................................     3,247,531       0.7
Food Chains.......................................................................     3,743,790       0.8
Generic Drugs.....................................................................       544,097       0.1
Home Building.....................................................................     4,963,908       1.0
Home Furnishings..................................................................       367,364       0.1
Industrial Machinery/Components...................................................    17,312,435       3.5
Industrial Specialties............................................................     2,738,150       0.6
International Banks...............................................................    37,789,225       7.7
Investment Bankers/Brokers/Services...............................................     3,250,087       0.7
Life Insurance....................................................................       974,655       0.2
Major Chemicals...................................................................     1,010,000       0.2

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Major Pharmaceuticals.............................................................  $  5,093,849       1.0  %
Marine Transportation.............................................................     2,766,035       0.6
Media Conglomerates...............................................................     5,531,072       1.1
Motor Vehicles....................................................................    10,192,281       2.1
Movies/Entertainment..............................................................     4,265,004       0.9
Multi-Line Insurance..............................................................       868,368       0.2
Multi-Sector Companies............................................................    18,088,519       3.7
Mutual Funds......................................................................     6,813,400       1.4
Natural Gas.......................................................................       297,798       0.1
Newspapers........................................................................     3,110,252       0.6
Office Equipment/Supplies.........................................................    13,587,139       2.8
Oil & Gas Production..............................................................     1,673,554       0.3
Oil Refining/Marketing............................................................     1,255,257       0.3
Other Metals/Minerals.............................................................    16,273,735       3.3
Other Pharmaceuticals.............................................................     9,731,624       2.0
Other Telecommunications..........................................................    18,396,532       3.7
Package Goods/Cosmetics...........................................................     1,593,825       0.3
Paints/Coatings...................................................................     1,159,310       0.2
Paper.............................................................................     2,889,594       0.6
Photographic Products.............................................................     4,604,351       0.9
Pollution Control Equipment.......................................................     1,606,694       0.3
Precious Metals...................................................................     1,586,267       0.3
Printing/Forms....................................................................     3,159,883       0.6
Property - Casualty Insurers......................................................     1,822,540       0.4
Real Estate.......................................................................    31,659,358       6.4
Recreational Products/Toys........................................................     8,701,029       1.8
Semiconductors....................................................................    11,399,469       2.3
Specialty Chemicals...............................................................    13,241,426       2.7
Steel/Iron Ore....................................................................     7,071,639       1.4
Telecommunications................................................................    23,212,223       4.7
Textiles..........................................................................     3,152,606       0.6
Tobacco...........................................................................     4,988,317       1.0
Utilities.........................................................................     4,421,455       0.9
Wholesale Distributors............................................................     5,822,215       1.2
                                                                                    ------------       ---
                                                                                    $487,948,337      98.9  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $473,649,094      96.0  %
Convertible Bonds.................................................................    10,459,711       2.1
Rights............................................................................       141,621       0.0
Short-Term Investment.............................................................       348,270       0.1
Warrants..........................................................................     3,349,641       0.7
                                                                                    ------------       ---
                                                                                    $487,948,337      98.9  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $412,137,072)..............................................................  $487,948,337
Cash (including $5,391,282 in foreign currency)...............................................     8,830,424
Receivable for:
    Investments sold..........................................................................     5,718,897
    Capital stock sold........................................................................     3,801,897
    Dividends.................................................................................       909,451
    Interest..................................................................................       272,247
Prepaid expenses and other assets.............................................................        93,509
                                                                                                ------------
     TOTAL ASSETS.............................................................................   507,574,762
                                                                                                ------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts............................       458,192
Payable for:
    Investments purchased.....................................................................     9,381,528
    Capital stock repurchased.................................................................     3,121,056
    Plan of distribution fee..................................................................       389,793
    Investment management fee.................................................................       374,822
Accrued expenses and other payables...........................................................       340,203
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    14,065,594
                                                                                                ------------
     NET ASSETS...............................................................................  $493,509,168
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $881,604,031
Net unrealized appreciation...................................................................    75,371,475
Accumulated net investment loss...............................................................    (4,585,959)
Accumulated net realized loss.................................................................  (458,880,379)
                                                                                                ------------
     NET ASSETS...............................................................................  $493,509,168
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $3,503,569
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................       284,028
     NET ASSET VALUE PER SHARE................................................................        $12.34
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $13.02
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $484,309,604
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................    39,535,121
     NET ASSET VALUE PER SHARE................................................................        $12.25
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $3,827,816
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................       312,549
     NET ASSET VALUE PER SHARE................................................................        $12.25
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................    $1,868,179
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................       150,946
     NET ASSET VALUE PER SHARE................................................................        $12.38
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $337,455 foreign withholding tax)...........................................  $  3,294,026
Interest (net of $1,065 foreign withholding tax)..............................................       676,788
                                                                                                ------------

     TOTAL INCOME.............................................................................     3,970,814
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         3,819
Plan of distribution fee (Class B shares).....................................................     2,130,612
Plan of distribution fee (Class C shares).....................................................        12,672
Investment management fee.....................................................................     2,064,141
Transfer agent fees and expenses..............................................................       861,754
Custodian fees................................................................................       413,467
Professional fees.............................................................................        70,579
Registration fees.............................................................................        67,462
Shareholder reports and notices...............................................................        44,235
Directors' fees and expenses..................................................................         9,026
Other.........................................................................................        15,518
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     5,693,285
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (1,722,471)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................   (52,136,858)
    Foreign exchange transactions.............................................................     2,327,763
                                                                                                ------------

     NET LOSS.................................................................................   (49,809,095)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   155,776,122
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................     1,133,376
                                                                                                ------------

     NET APPRECIATION.........................................................................   156,909,498
                                                                                                ------------

     NET GAIN.................................................................................   107,100,403
                                                                                                ------------

NET INCREASE..................................................................................  $105,377,932
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX           FOR THE YEAR
                                                                 MONTHS ENDED             ENDED
                                                                APRIL 30, 1999       OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
                                                                 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................      $ (1,722,471)       $     725,159
Net realized loss...........................................       (49,809,095)        (275,477,997)
Net change in unrealized appreciation.......................       156,909,498          121,134,260
                                                                --------------      ------------------

     NET INCREASE (DECREASE)................................       105,377,932         (153,618,578)
                                                                --------------      ------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..............................................          --                    (18,402)
Class B shares..............................................          --                (10,272,862)
Class C shares..............................................          --                    (13,025)
Class D shares..............................................          --                    (17,046)
                                                                --------------      ------------------

     TOTAL DIVIDENDS........................................          --                (10,321,335)
                                                                --------------      ------------------
Net decrease from capital stock transactions................       (27,106,493)        (166,513,928)
                                                                --------------      ------------------

     NET INCREASE (DECREASE)................................        78,271,439         (330,453,841)

NET ASSETS:
Beginning of period.........................................       415,237,729          745,691,570
                                                                --------------      ------------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $4,585,959 AND
    DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
    $2,863,488, RESPECTIVELY)...............................      $493,509,168        $ 415,237,729
                                                                --------------      ------------------
                                                                --------------      ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes,

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $39,316,033 at April 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $549, $482,342, and $1,099, respectively and received $10,517 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $410,814,099 and $412,716,676, respectively.

For the six months ended April 30, 1999, the Fund incurred brokerage commissions of $89,463 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $21,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Directors' fees and expenses in the Statement of Operations, amounted to $3,002. At April 30, 1999, the Fund had an accrued pension liability of $43,400 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At October 31, 1998, the Fund had an approximate net capital loss carryover of $385,013,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

               AMOUNT IN THOUSANDS
--------------------------------------------------
  2003        2004         2005          2006
---------  -----------  -----------  -------------
$   3,193  $    15,875  $    97,595  $     268,352
---------  -----------  -----------  -------------
---------  -----------  -----------  -------------

As of October 31, 1998, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                          APRIL 30, 1999                 FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                       OCTOBER 31, 1998
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................    3,761,434   $   41,471,126       418,160   $  4,158,089
Reinvestment of dividends........................................      --              --               1,152         13,083
Redeemed.........................................................   (3,795,161)     (42,306,160)     (149,951)    (1,337,917)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class A................................      (33,727)        (835,034)      269,361      2,833,255
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   22,029,652      238,387,471    37,286,227    384,246,449
Reinvestment of dividends........................................      --              --             840,396      9,572,097
Redeemed.........................................................  (24,529,518)    (265,622,899)  (54,083,073)  (565,173,912)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (2,499,866)     (27,235,428)  (15,956,450)  (171,355,366)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................    1,493,458       15,930,996     1,140,153     10,725,985
Reinvestment of dividends........................................      --              --               1,046         11,869
Redeemed.........................................................   (1,343,578)     (14,469,190)   (1,042,383)   (10,154,217)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................      149,880        1,461,806        98,816        583,637
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................    3,105,270       33,314,072       612,447      5,857,456
Reinvestment of dividends........................................      --              --                 222          2,523
Redeemed.........................................................   (3,114,375)     (33,811,909)     (461,755)    (4,435,433)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class D................................       (9,105)        (497,837)      150,914      1,424,546
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (2,392,818)  $  (27,106,493)  (15,437,359)  $(166,513,928)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

At April 30, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At April 30, 1999, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

At April 30, 1999, investments in securities of issuers in Japan represented 34.2% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                 FOR THE SIX
                                                MONTHS ENDED
                                                  APRIL 30,                      FOR THE YEAR ENDED OCTOBER 31
                                                   1999++        --------------------------------------------------------------
                                                 (UNAUDITED)       1998++      1997*++        1996         1995         1994
-------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........     $ 9.73             $12.83       $18.89       $18.77       $21.60       $19.80
                                                  ------         ----------   ----------   ----------   ----------   ----------

Income (loss) from investment operations:
   Net investment income (loss)..............      (0.04)              0.01         0.01         0.05         0.08        (0.10)
   Net realized and unrealized gain (loss)...       2.56              (2.92)       (5.77)        0.50        (1.94)        2.22
                                                  ------         ----------   ----------   ----------   ----------   ----------

Total income (loss) from investment
 operations..................................       2.52              (2.91)       (5.76)        0.55        (1.86)        2.12
                                                  ------         ----------   ----------   ----------   ----------   ----------

Less dividends and distributions from:
   Net investment income.....................     --                  (0.19)       (0.30)       (0.43)      --           --
   Net realized gain.........................     --                 --           --           --            (0.97)       (0.32)
                                                  ------         ----------   ----------   ----------   ----------   ----------

Total dividends and distributions............     --                  (0.19)       (0.30)       (0.43)       (0.97)       (0.32)
                                                  ------         ----------   ----------   ----------   ----------   ----------

Net asset value, end of period...............     $12.25             $ 9.73       $12.83       $18.89       $18.77       $21.60
                                                  ------         ----------   ----------   ----------   ----------   ----------
                                                  ------         ----------   ----------   ----------   ----------   ----------

TOTAL RETURN+................................      25.90%(1)         (22.87)%     (31.01)%       3.00%       (8.65)%      10.69%

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................       2.63%(2)(3)        2.65%(3)       2.44%       2.39%       2.45%        2.41%

Net investment income (loss).................      (0.80)%(2)(3)       0.14%(3)       0.03%       0.18%       0.35%       (0.70)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.......       $484               $409         $744       $1,624       $1,442       $1,571

Portfolio turnover rate......................         98%(1)           % 58         % 42         % 49         % 50         % 35

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                        FOR THE SIX                               FOR THE PERIOD
                                                       MONTHS ENDED          FOR THE YEAR         JULY 28, 1997*
                                                      APRIL 30, 1999             ENDED                THROUGH
                                                        (UNAUDITED)        OCTOBER 31, 1998      OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..............       $ 9.76                $12.86                $19.39
                                                         ------                ------                ------
Income (loss) from investment operations:
   Net investment income..........................         0.01                  0.10               --
   Net realized and unrealized gain (loss)........         2.57                 (2.94)                (6.53)
                                                         ------                ------                ------
Total income (loss) from investment operations....         2.58                 (2.84)                (6.53)
                                                         ------                ------                ------
Less dividends from net investment income.........      --                      (0.26)              --
                                                         ------                ------                ------
Net asset value, end of period....................       $12.34                $ 9.76                $12.86
                                                         ------                ------                ------
                                                         ------                ------                ------
TOTAL RETURN+.....................................        26.33%(1)            (22.35)%              (33.68)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         1.84%(2)(3)           1.90%(3)              1.92%(2)
Net investment income (loss)......................        (0.01)%(2)(3)          0.89%(3)             (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $3,504                $3,102                  $622
Portfolio turnover rate...........................           98%(1)                58%                   42%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..............       $ 9.72                $12.83                $19.39
                                                         ------                ------                ------
Income (loss) from investment operations:
   Net investment income (loss)...................        (0.04)                 0.01                 (0.04)
   Net realized and unrealized gain (loss)........         2.57                 (2.89)                (6.52)
                                                         ------                ------                ------
Total income (loss) from investment operations....         2.53                 (2.88)                (6.56)
                                                         ------                ------                ------
Less dividends from net investment income.........      --                      (0.23)              --
                                                         ------                ------                ------
Net asset value, end of period....................       $12.25                $ 9.72                $12.83
                                                         ------                ------                ------
                                                         ------                ------                ------
TOTAL RETURN+.....................................        25.93%(1)            (22.68)%              (33.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         2.63%(2)(3)           2.65%(3)              2.62%(2)
Net investment income (loss)......................        (0.80)%(2)(3)          0.14%(3)             (0.77)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $3,828                $1,581                  $819
Portfolio turnover rate...........................           98%(1)                58%                   42%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                      FOR THE SIX                          FOR THE PERIOD
                                                      MONTHS ENDED       FOR THE YEAR      JULY 28, 1997*
                                                     APRIL 30, 1999         ENDED             THROUGH
                                                      (UNAUDITED)      OCTOBER 31, 1998   OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $ 9.78             $12.86             $19.39
                                                         ------             ------             ------

Income (loss) from investment operations:
   Net investment income..........................         0.03               0.07               0.02
   Net realized and unrealized gain (loss)........         2.57              (2.88)             (6.55)
                                                         ------             ------             ------

Total income (loss) from investment operations....         2.60              (2.81)             (6.53)
                                                         ------             ------             ------

Less dividends from net investment income.........      --                   (0.27)           --
                                                         ------             ------             ------

Net asset value, end of period....................       $12.38             $ 9.78             $12.86
                                                         ------             ------             ------
                                                         ------             ------             ------

TOTAL RETURN+.....................................        26.58%(1)         (22.14)%           (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         1.63%(2)(3)        1.65%(3)           1.62%(2)
Net investment income.............................         0.20%(2)(3)        1.14%(3)           0.42%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $1,868             $1,565               $118

Portfolio turnover rate...........................           98%(1)             58%                42%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND


[GRAPHIC]


SEMIANNUAL REPORT
APRIL 30, 1999